Financial and capital risk management - Protection program for Libor floating interest rate US denominated debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (197)	$ (34)	$ (324)
Cash flow hedge (Nickel and Palladium)
Derivative financial instruments.
Financial settlement inflows (outflows)	(67)
Value at risk	23
Cash flow hedge (Nickel and Palladium) | 2022.
Derivative financial instruments.
Fair value of liabilities	(26)
EUR fixed rate vs. USD fixed rate swap
Derivative financial instruments.
Receivable	950	950
Payable	$ 950	950
Average receivable rate	0.13%
Average payable rate	0.48%
Fair value of liabilities	$ 11	$ (7)
Financial settlement inflows (outflows)	(1)
Value at risk	2
EUR fixed rate vs. USD fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	1
EUR fixed rate vs. USD fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	8
EUR fixed rate vs. USD fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	$ 2